CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Transactions with related parties, net revenues	¥ 5,909,019	¥ 5,625,919	¥ 5,389,208
Transactions with related parties, cost of revenues	3,292,191	2,877,428	2,621,746
Sales and marketing expenses	1,684,323	1,872,586	2,268,428
Research and development expenses	514,232	539,998	743,364
General and administrative expenses	196,964	187,086	221,996
Interest expenses charged by related parties	62,972	73,090	69,472
Related Party [Member]
Transactions with related parties, net revenues	920,917	182,586	67,844
Transactions with related parties, cost of revenues	45,069	86,275	111,332
Sales and marketing expenses	18,428	10,411	15,060
Research and development expenses	19,241	25,380	44,906
General and administrative expenses	7,534	9,096	9,009
Interest expenses charged by related parties	¥ 62,972	¥ 73,090	¥ 69,472